INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Schedule of breakdown, changes and amortization rates of intangible assets

	Indefinite useful life	Finite useful life
	Goodwill(1)	Licenses	Software	Trademarks	Customer portfolio	Other intangible assets	Software under development	Total
Balance on December 31, 2021	22,868,268	14,906,531	4,771,275	736,794	369,238	39,524	412,677	44,104,307
Additions(2)	—	190,066	352,128	—	—	—	2,260,031	2,802,225
Write-offs, net(3)	—	—	1,378	—	—	—	(149)	1,229
Net transfers(3)	—	—	2,077,044	—	—	—	(1,976,198)	100,846
Business combination – Garliava (Note 1.c.3)	3,394,710	2,612,566	—	—	96,195	—	—	6,103,471
Business combination – Vita IT (note 1.c.4)	98,851	—	177	4,527	29,545	—	—	133,100
Amortization (Note 26)	—	(1,417,412)	(1,853,464)	(84,770)	(161,188)	(3,094)	—	(3,519,928)
Balance on December 31, 2022	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250
Additions(2)	—	63,132	182,161	—	—	—	2,677,678	2,922,971
Write-offs, net(3)	—	—	(969)	—	—	—	—	(969)
Net transfers	—	—	2,706,031	—	—	—	(2,571,541)	134,490
Business combination – Vita IT (note 1.c.4)	(22,770)	—	—	(451)	(18,122)	12,324	—	(29,019)
Business combination – Vale Saúde Sempre (Note 1 c.5)	51,637	—	—	774	607	6,175	—	59,193
Amortization (Note 26)	—	(1,467,824)	(2,178,762)	(84,972)	(110,475)	(6,908)	—	(3,848,941)
Balance on December 31, 2023	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

Balance on December 31, 2022
Cost	26,361,829	29,685,824	25,029,658	1,663,424	4,566,457	269,639	696,361	88,273,192
Accumulated amortization	—	(13,394,073)	(19,681,120)	(1,006,873)	(4,232,667)	(233,209)	—	(38,547,942)
Total	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250

Balance on December 31, 2023
Cost	26,390,696	29,748,956	27,908,360	1,663,747	4,548,942	288,112	802,498	91,351,311
Accumulated amortization	—	(14,861,897)	(21,851,361)	(1,091,845)	(4,343,142)	(240,091)	—	(42,388,336)
Total	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

(1)Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022) and VSS (2023).
(2)Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
(3)Total balances refer to transfers between classes of fixed and intangible assets (Note 13.c).

Schedule of annual amortization rates for intangible assets

Description	12.31.2023			12.31.2022
Licenses	3.60%	to	20.34%	3.60%	to	20.00%
Softwares	20.00%			20.00%
Trademarks	5.13%	to	23.50%	7.7%
Customer portfolio	9.52%	to	20.70%	12.50%	to	20.00%
Other intangible assets	6.67%	to	20.00%	6.67%	to	20.00%